                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                 June 30 , 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO OF STATUE]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE COMBINED MONEY MARKET FUNDS

CASH MANAGEMENT FUND

MONEY MARKET FUND

[PHOTO OF STATUE OF LIBERTY]

[PHOTO OF BUILDING WL COLUMNS]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


     From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Money Market Funds as of June 30, 2003

INVESTMENT UPDATE

Investment Environment

[PHOTO OF ELIZABETH S. KENYON]
Elizabeth S. Kenyon, CFA
Portfolio Manager

- With a rebound in consumer confidence and the equity markets beginning to rebound, continued strength in the housing market, new personal and business tax cuts, increasing corporate profits, and an expanding money supply, almost every key economic factor that would favor a sustained recovery fell into place in the first half of 2003. However, based on statistics released in May and June, the expected post-war bounce has yet to materialize. The confidence necessary to spur capital spending growth continued to be influenced by structural, not war-related, issues within the business sector.
- The Federal Reserve lowered its key short-term interest rate by 0.25% in June 2003, further reducing money market yields. High-quality investments that yield over 1% have been scarce, and management chose a conservative stance by continuing to purchase only high-quality issues and not stretching for yield by buying issues of significantly lower quality.
- Management maintained a short weighted average maturity in the Portfolio versus its peers. We believe the Federal Reserve will keep short-term rates low until it is convinced that the economy is growing at a sustainable level and deflation is no longer even a remote risk. Our expectation is that the Fed is not likely to cut rates again from current levels, but is also not likely to raise them any time before year end. We are thus maintaining our conservative investment style, while trying to provide competitive yields to our shareholders.

The Cash Management Portfolio

   About The Portfolio

- At June 30, 2003, Cash Management Portfolio had approximately 61.3% of its assets invested in high-quality commercial paper, a highly liquid investment commonly used for money market funds. The Portfolio also invests in high-quality U.S. Government agency securities.+

[GRAPHIC]

Graphic describing 60-Day Commercial Paper Rates in 2003*

+ An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
-------------------------------------------------------------
Assets
-------------------------------------------------------------
Investment in Cash Management
   Portfolio, at value            $86,809,062    $129,050,945
Receivable for Fund shares
   sold                               685,581         307,097
Receivable from the
   Administrator                           --         135,894
-------------------------------------------------------------
TOTAL ASSETS                      $87,494,643    $129,493,936
-------------------------------------------------------------

Liabilities
-------------------------------------------------------------
Payable for Fund shares
   redeemed                       $   821,203    $  2,211,396
Dividends payable                       8,876              --
Payable to affiliate for
   Trustees' fees                         932             932
Accrued expenses                       51,699          66,888
-------------------------------------------------------------
TOTAL LIABILITIES                 $   882,710    $  2,279,216
-------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)               $86,611,933    $127,214,720
-------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------
                                   86,611,933     127,214,720
-------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share (Note 6)
-------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                   $      1.00    $       1.00
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                             CASH              MONEY
                                        MANAGEMENT FUND     MARKET FUND
-----------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------
Interest allocated from Portfolio          $ 585,080         $ 917,512
Expenses allocated from Portfolio           (269,129)         (422,498)
-----------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                               $ 315,951         $ 495,014
-----------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------
Trustees' fees and expenses                $   1,614         $   1,615
Distribution and service fees                     --           638,578
Legal and accounting services                  7,562             8,721
Printing and postage                           6,704            19,038
Custodian fee                                  5,517             8,062
Transfer and dividend disbursing
   agent fees                                  9,594            75,315
Registration fees                             14,331            23,143
-----------------------------------------------------------------------
TOTAL EXPENSES                             $  45,322         $ 774,472
-----------------------------------------------------------------------
Deduct --
   Preliminary allocation of
      expenses to the Administrator
      and
      preliminary reduction of
      distribution fees                    $      --         $ 279,458
-----------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                   $      --         $ 279,458
-----------------------------------------------------------------------

NET EXPENSES                               $  45,322         $ 495,014
-----------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 270,629         $      --
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                          CASH            MONEY
  INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
  -----------------------------------------------------------------
  From operations --
     Net investment income            $     270,629   $          --
  -----------------------------------------------------------------
  Distributions to shareholders --
     From net investment income       $    (270,629)  $          --
  -----------------------------------------------------------------
  Transactions in shares of
     beneficial interest at Net
     Asset Value of $1.00 per share
     Proceeds from sale of shares     $  92,758,594   $  69,024,113
     Net asset value of shares
        issued to shareholders in
        payment of distributions
        declared                            186,118              --
     Cost of shares redeemed           (118,073,467)   (100,528,630)
  -----------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS          $ (25,128,755)  $ (31,504,517)
  -----------------------------------------------------------------

  NET DECREASE IN NET ASSETS          $ (25,128,755)  $ (31,504,517)
  -----------------------------------------------------------------

  Net Assets
  -----------------------------------------------------------------
  At beginning of period              $ 111,740,688   $ 158,719,237
  -----------------------------------------------------------------
  AT END OF PERIOD                    $  86,611,933   $ 127,214,720
  -----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                          CASH            MONEY
  INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
  -----------------------------------------------------------------
  From operations --
     Net investment income            $   1,305,155   $     291,456
  -----------------------------------------------------------------
  Distributions to shareholders --
     From net investment income       $  (1,305,155)  $    (291,456)
  -----------------------------------------------------------------
  Transactions in shares of
     beneficial interest at Net
     Asset Value of $1.00 per share
     Proceeds from sale of shares     $ 280,497,491   $ 279,730,551
     Net asset value of shares
        issued to shareholders in
        payment of distributions
        declared                            916,329         225,775
     Cost of shares redeemed           (312,752,089)   (289,792,189)
  -----------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS          $ (31,338,269)  $  (9,835,863)
  -----------------------------------------------------------------

  NET DECREASE IN NET ASSETS          $ (31,338,269)  $  (9,835,863)
  -----------------------------------------------------------------

  Net Assets
  -----------------------------------------------------------------
  At beginning of year                $ 143,078,957   $ 168,555,100
  -----------------------------------------------------------------
  AT END OF YEAR                      $ 111,740,688   $ 158,719,237
  -----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CASH MANAGEMENT FUND
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 1.000         $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.003         $  0.010     $  0.033     $  0.056     $  0.044     $ 0.047
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.003)        $ (0.010)    $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.003)        $ (0.010)    $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 1.000         $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          0.29%            1.02%        3.46%        5.68%        4.47%       4.78%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $86,612         $111,741     $143,079     $143,362     $131,233     $96,244
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           0.68%(3)         0.79%        0.79%        0.76%        0.79%       0.85%
   Net investment income                 0.58%(3)         1.02%        3.16%        5.66%        4.43%       4.69%
------------------------------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 MONEY MARKET FUND
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999        1998
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  1.000        $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000
-----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                 $     --        $  0.002     $  0.024     $  0.047     $ 0.034     $ 0.037
-----------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------
From net investment income            $     --        $ (0.002)    $ (0.024)    $ (0.047)    $(0.034)    $(0.037)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --        $ (0.002)    $ (0.024)    $ (0.047)    $(0.034)    $(0.037)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  1.000        $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           0.00%(2)        0.19%        2.46%        4.76%       3.50%       3.75%
-----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $127,215        $158,719     $168,555     $122,299     $97,408     $34,292
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.26%(4)        1.61%        1.68%        1.67%       1.71%       1.82%
   Net investment income                    --            0.20%        2.25%        4.71%       3.55%       3.70%
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.64%(4)        1.61%                     1.68%       1.71%       1.86%
   Net investment income
      (loss)                             (0.38)%(4)       0.20%                     4.70%       3.55%       3.66%
Net investment income (loss)
   per share                          $ (0.002)       $  0.002                  $  0.047     $ 0.034     $ 0.037
-----------------------------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Represents less than 0.01%.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (38.7% for Cash Management Fund, 57.5% for Money Market Fund at June 30, 2003). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 2003, the distribution fee was equivalent to 0.75% (annualized) of the Fund's average daily net assets and amounted to $546,245. For the six months ended June 30, 2003, EVD was allocated $135,894 of the Fund's operating expenses and waived $143,564 of distribution fees to assist the Fund in its distribution efforts. At June 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $10,634,000.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 2003, the Fund paid service fees to EVD and investment dealers in the amount of $92,333. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from the Money Market Fund (the Fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSCs received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $592,000 of CDSC paid by shareholders for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2003 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $ 92,852,456
    Decreases                                  118,792,936

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $ 69,836,107
    Decreases                                  100,369,286

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Shareholder Meetings
-------------------------------------------
   CASH MANAGEMENT FUND

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              -----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE   WITHHOLD
    -----------------------------------------------------------------
    Jessica M. Bibliowicz                     38,769,052   1,050,021
    Donald R. Dwight                          38,776,030   1,043,043
    James B. Hawkes                           38,756,098   1,062,974
    Samuel L. Hayes, III                      38,777,843   1,041,229
    William H. Park                           38,778,019   1,041,054
    Norton H. Reamer                          38,776,553   1,042,519
    Lynn A. Stout                             38,776,692   1,042,381

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

   MONEY MARKET FUND

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                  NUMBER OF SHARES
                                              ------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    ------------------------------------------------------------------
    Jessica M. Bibliowicz                     118,105,674   1,569,410
    Donald R. Dwight                          118,104,962   1,570,122
    James B. Hawkes                           118,071,153   1,603,931
    Samuel L. Hayes, III                      118,110,382   1,564,702
    William H. Park                           118,107,847   1,567,237
    Norton H. Reamer                          118,071,153   1,603,931
    Lynn A. Stout                             118,071,153   1,603,931

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 61.3%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Banking and Finance -- 19.0%
------------------------------------------------------------------------
    $4,500        American Express Credit Corp.,
                  1.22%, 7/11/03                            $  4,498,475
     3,500        Barton Capital Corp., 1.03%, 8/19/03(1)      3,495,093
     1,062        Barton Capital Corp., 1.24%, 7/8/03(1)       1,061,744
     5,000        CIESCO, 0.96%, 7/23/03(1)                    4,997,067
     3,000        Corporate Asset Funding Co., Inc.,
                  1.19%, 7/2/03(1)                             2,999,901
     1,500        Corporate Asset Funding Co., Inc.,
                  1.22%, 7/3/03(1)                             1,499,898
     4,500        Corporate Receivables Corp.,
                  1.21%, 7/3/03(1)                             4,499,697
     4,500        CXC, Inc., 1.02%, 7/15/03(1)                 4,498,215
     6,000        Kitty Hawk Funding Corp.,
                  1.00%, 7/21/03(1)                            5,996,667
     4,500        Old Line Funding Corp.,
                  1.24%, 7/24/03(1)                            4,496,435
     2,799        Quincy Capital Corp., 1.02%, 7/21/03(1)      2,797,414
     1,163        Quincy Capital Corp., 1.05%, 7/3/03(1)       1,162,932
       616        Quincy Capital Corp., 1.06%, 7/18/03(1)        615,692
------------------------------------------------------------------------
                                                            $ 42,619,230
------------------------------------------------------------------------
Chemicals -- 2.0%
------------------------------------------------------------------------
    $2,900        E.I. du-Pont de Nemours & Co.,
                  0.97%, 7/17/03                            $  2,898,750
     1,600        E.I. du-Pont de Nemours & Co.,
                  0.98%, 8/21/03                               1,597,779
------------------------------------------------------------------------
                                                            $  4,496,529
------------------------------------------------------------------------
Credit Unions -- 1.8%
------------------------------------------------------------------------
    $4,000        Mid-States Corp. Federal Credit Union,
                  1.10%, 7/15/03                            $  3,998,289
------------------------------------------------------------------------
                                                            $  3,998,289
------------------------------------------------------------------------
Electric Utilities -- 1.0%
------------------------------------------------------------------------
    $2,200        National Rural Utilities Coop. Finance
                  Co., 1.08%, 7/14/03                       $  2,199,142
------------------------------------------------------------------------
                                                            $  2,199,142
------------------------------------------------------------------------
Electrical and Electronic Equipment -- 4.0%
------------------------------------------------------------------------
    $3,000        General Electric Capital Corp.,
                  0.95%, 7/22/03                            $  2,998,337
     3,000        General Electric Capital Corp.,
                  0.95%, 7/28/03                               2,997,862
     3,000        General Electric Capital Corp.,
                  1.25%, 7/18/03                               2,998,229
------------------------------------------------------------------------
                                                            $  8,994,428
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Food and Beverages -- 3.5%
------------------------------------------------------------------------
    $4,500        Coca-Cola Co., 1.17%, 7/14/03             $  4,498,099
     3,500        Nestle Capital Corp., 1.16%, 7/31/03(1)      3,496,617
------------------------------------------------------------------------
                                                            $  7,994,716
------------------------------------------------------------------------
Household Products -- 3.0%
------------------------------------------------------------------------
    $2,220        Procter & Gamble Co., 1.00%, 7/31/03(1)   $  2,218,150
     4,500        Unilever Capital Corp.,
                  1.00%, 8/12/03(1)                            4,494,750
------------------------------------------------------------------------
                                                            $  6,712,900
------------------------------------------------------------------------
Insurance -- 13.2%
------------------------------------------------------------------------
    $3,900        AIG Funding, Inc., 1.01%, 7/30/03         $  3,896,827
     3,101        AIG Funding, Inc., 1.15%, 7/11/03            3,100,010
     2,000        American General Finance Corp.,
                  1.18%, 7/10/03                               1,999,410
     2,223        Marsh and McLennan Cos., Inc.,
                  1.20%, 7/9/03(1)                             2,222,407
     1,314        Marsh and McLennan Cos., Inc.,
                  1.20%, 7/23/03(1)                            1,313,036
     1,000        Marsh and McLennan Cos., Inc.,
                  1.22%, 7/1/03(1)                             1,000,000
     2,200        MetLife Funding, Inc., 1.10%, 7/9/03         2,199,462
     2,332        MetLife Funding, Inc., 1.12%, 7/9/03         2,331,420
     4,500        Prudential Funding Corp., 1.22%, 7/8/03      4,498,932
     1,652        Transamerica Finance Corp.,
                  0.98%, 7/24/03                               1,650,966
     5,517        USAA Capital Corp., 0.98%, 7/16/03           5,514,747
------------------------------------------------------------------------
                                                            $ 29,727,217
------------------------------------------------------------------------
Oil -- 6.0%
------------------------------------------------------------------------
    $3,000        ChevronTexaco Funding Corp.,
                  0.97%, 8/22/03                            $  2,995,797
     3,000        ChevronTexaco Funding Corp.,
                  1.00%, 8/1/03                                2,997,417
     2,900        ChevronTexaco Funding Corp.,
                  1.04%, 7/18/03                               2,898,576
     4,500        Cortez Capital Corp., 1.05%, 7/28/03(1)      4,496,456
------------------------------------------------------------------------
                                                            $ 13,388,246
------------------------------------------------------------------------
Pharmaceutical -- 5.8%
------------------------------------------------------------------------
    $4,000        Pfizer, Inc., 1.00%, 8/18/03(1)           $  3,994,667
     2,500        Pfizer, Inc., 1.16%, 7/10/03(1)              2,499,275
     2,500        Schering Plough Corp., 1.01%, 8/22/03        2,496,353
     4,000        Schering Plough Corp., 1.02%, 8/11/03        3,995,353
------------------------------------------------------------------------
                                                            $ 12,985,648
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Telecommunications -- 2.0%
------------------------------------------------------------------------
    $4,500        BellSouth Corp., 1.02%, 7/25/03(1)        $  4,496,940
------------------------------------------------------------------------
                                                            $  4,496,940
------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $137,613,285)                           $137,613,285
------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 33.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
    $3,457        FHLMC Discount Notes, 1.165%, 7/1/03      $  3,457,000
     2,652        FHLMC Discount Notes, 1.18%, 7/24/03         2,650,001
     3,106        FHLMC Discount Notes, 1.05%, 8/14/03         3,102,014
     5,380        FHLMC Discount Notes, 1.08%, 8/14/03         5,372,898
     3,000        FNMA Discount Notes, 1.17%, 7/1/03           3,000,000
     7,795        FNMA Discount Notes, 1.19%, 7/2/03           7,794,743
     3,522        FNMA Discount Notes, 1.17%, 7/7/03           3,521,313
     4,982        FNMA Discount Notes, 1.205%, 7/9/03          4,980,666
     5,875        FNMA Discount Notes, 1.16%, 7/16/03          5,872,161
     3,983        FNMA Discount Notes, 1.19%, 7/23/03          3,980,103
     4,600        FNMA Discount Notes, 1.14%, 7/25/03          4,596,504
     1,070        FNMA Discount Notes, 1.15%, 7/30/03          1,069,009
     4,554        FNMA Discount Notes, 1.17%, 7/30/03          4,549,708
     5,000        FNMA Discount Notes, 0.98%, 8/6/03           4,995,100
     1,089        FNMA Discount Notes, 0.97%, 8/11/03          1,087,797
     2,961        FNMA Discount Notes, 1.06%, 8/20/03          2,956,641
     7,386        FNMA Discount Notes, 0.95%, 8/27/03          7,374,890
     5,381        FNMA Discount Notes, 0.95%, 9/17/03          5,369,924
------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $75,730,472)                           $ 75,730,472
------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                 $11,000      $ 11,000,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $11,000,000)                        $ 11,000,000
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $224,343,757)(2)                       $224,343,757
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                   $    (42,649)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $224,301,108
-----------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)
 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.
 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at amortized cost            $224,343,757
Cash                                               567
Interest receivable                                419
Prepaid expenses                                   273
------------------------------------------------------
TOTAL ASSETS                              $224,345,016
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,183
Accrued expenses                                38,725
------------------------------------------------------
TOTAL LIABILITIES                         $     43,908
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $224,301,108
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $224,301,108
------------------------------------------------------
TOTAL                                     $224,301,108
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Interest                                  $1,562,746
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,562,746
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  628,723
Trustees' fees and expenses                    6,913
Custodian fee                                 62,334
Legal and accounting services                 19,068
Miscellaneous                                  2,274
----------------------------------------------------
TOTAL EXPENSES                            $  719,312
----------------------------------------------------

NET INVESTMENT INCOME                     $  843,434
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        843,434  $       3,509,014
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        843,434  $       3,509,014
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    164,932,875  $     576,320,486
   Withdrawals                                (223,922,633)      (621,360,711)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (58,989,758) $     (45,040,225)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (58,146,324) $     (41,531,211)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    282,447,432  $     323,978,643
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    224,301,108  $     282,447,432
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------------------------
                                  (UNAUDITED)          2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.58%(1)       0.58%      0.57%      0.58%      0.60%      0.61%
   Net investment income                 0.68%(1)       1.22%      3.33%      5.77%      4.60%      4.90%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN*                            0.34%          1.22%      3.70%        --         --         --
---------------------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 38.7%, 57.5% and 2.6%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $132 of credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $628,723 for the six months ended June 30, 2003. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2003, exclusive of U.S. Government securities, aggregated $701,796,915 and $693,776,811, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $286,516,871 and $354,179,961, respectively.

5 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            98%           2%
    Donald R. Dwight                                 98%           2%
    James B. Hawkes                                  98%           2%
    Samuel L. Hayes, III                             98%           2%
    William H. Park                                  98%           2%
    Norton H. Reamer                                 98%           2%
    Lynn A. Stout                                    98%           2%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE MONEY MARKET FUNDS

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

CASH MANAGEMENT PORTFOLIO

Officers

Elizabeth S. Kenyon
President

Thomas H. Luster
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

131-8/03                                                                   MMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Fund Trust (On behalf of Eaton Vance Money Market Fund)
--------------------------------------------------------------------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
..

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Fund Trust (On behalf of Eaton Vance Cash Management Fund)
-----------------------------------------------------------------------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003